TRADE AND OTHER PAYABLES	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 6 - TRADE AND OTHER PAYABLES
	September 30, 2017	December 31, 2016
	$	$

Trade Payables	19,429	99,830
Accrued Liabilities	79,094	91,336
Related Party Payable (Note 10(a)(i))	-	36,177
Share Subscription to be Refunded (Note 9(b)(iii)	9,384	26,854

	107,907	254,197